Cover Page - shares	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2021
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	First High-School Education Group Co., Ltd.
Entity Central Index Key	0001786182
Entity File Number	001-40150
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Interactive Data Current	Yes
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Entity Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	No. 1, Tiyuan Road, Xishan District
Entity Address, City or Town	Kunming
Entity Address, Postal Zip Code	650228
Entity Address, Country	CN
ADR [Member]
Document Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	American depositary shares
Trading Symbol	FHS
Common Class A [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding		39,309,480
Security Exchange Name	NYSE
Title of 12(b) Security	Class A ordinary shares
No Trading Symbol Flag	true
Common Class B [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding		47,529,220
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	No. 1, Tiyuan Road, Xishan District
Entity Address, City or Town	Kunming
Entity Address, Postal Zip Code	650228
Entity Address, Country	CN
Contact Personnel Name	Lidong Zhu, Chief Financial Officer
Contact Personnel Email Address	zhulidong@longspringedu.com
City Area Code	+86
Local Phone Number	871-6515-5502